UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07255

Exact name of registrant as specified in charter:	Oppenheimer International Bond Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet, Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

Registrant’s telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2011-06/30/2012

Item 1.	Proxy Voting Record

 ******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07255
Reporting Period: 07/01/2011 - 06/30/2012
Oppenheimer International Bond Fund

===================== Oppenheimer International Bond Fund ======================

BANCO INVEX SA

Ticker:                      Security ID:  P13549DB6
Meeting Date: JAN 09, 2012   Meeting Type: Bondholder
Record Date:  DEC 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve to Hold Meeting Jointly with    For       Did Not Vote Management
      Holders of Stock Exchange Certificates
      Identified with Symbol CREYB06-2U
2     Receive Report from Trustee on Current  For       Did Not Vote Management
      Status of Assets of Trust 599
3     Receive Report from Manager on Current  For       Did Not Vote Management
      Status of Management of Assets
4     Approve Various Support Options         For       Did Not Vote Management
      (Solution Products) that Manager Plans
      to Offer to Borrowers
5     Amendment of Section XVII of Trust      For       Did Not Vote Management
      Agreement, Rules and Distribution
      Priority, Section II
6     Approve to Make Necessary Changes to    For       Did Not Vote Management
      Provisions of Trust and Management
      Agreements and to other Documents or
      Agreement to Implement Proposed
      Solution Products
7     7 Designate Delegates to Formalize      For       Did Not Vote Management
      Resolutions that the Meeting Approves

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JP MORGAN - HIPOTECARIA SU CASITA

Ticker:                      Security ID:  P1380HCV3
Meeting Date: OCT 03, 2011   Meeting Type: Bondholder
Record Date:  SEP 23, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Report from the Trustee, The    For       Did Not Vote Management
      Bank of New York SA IDBM on the
      Current Situation of the Assets of
      Trust F.360 and Report on Progress
      Related to Replacement of the Manager
2     Approve to Carry out Reimbursement of   For       Did Not Vote Management
      the Excess Amounts Deposited by
      Hipotecaria Su Casita SA de CV SOFOM
      ENR in Its Role as Trustor
3     Ratify Holders to Carry out             For       Did Not Vote Management
      Reimbursement of the Excess Amounts
      Paid by the Borrowers on Their Loans
      to Hipotecaria Su Casita SA de CV
      SOFOM ENR in Its Role as Trustor
4     Designate Delegates to Carry Out        For       Did Not Vote Management
      Approved Resolutions

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JP MORGAN - HIPOTECARIA SU CASITA

Ticker:                      Security ID:  P1380HCV3
Meeting Date: DEC 01, 2011   Meeting Type: Bondholder
Record Date:  NOV 23, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve to Carry out Reimbursement of   For       For          Management
      the Excess Amounts Deposited by
      Hipotecaria Su Casita SA de CV SOFOM
      ENR in Its Role as Trustor
2     Ratify by the Holders to Carry out      For       For          Management
      Reimbursement of the Excess Amounts
      Paid by the Borrowers on Their Loans
      to Hipotecaria Su Casita SA de CV
      SOFOM ENR in Its Role as Trustor
3     Approve to Carry out Reimbursement of   For       For          Management
      the VAT Tax Generated by the
      Management Fees for the Period of
      January through August 2011
4     Designate Delegates to Carry Out        For       For          Management
      Approved Resolutions

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MHP S A

Ticker:       MHPC           Security ID:  US55302T1051
Meeting Date: OCT 19, 2011   Meeting Type: Special
Record Date:  OCT 05, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Share Repurchase Program        For       For          Management
2     Authorize Board to Implement Share      For       For          Management
      Repurchase Program in Accordance with
      Terms and Conditions under Item 1
3     Fix Number of Directors at up to Nine   For       For          Management
4     Approve Resignations of Yevhen H.       For       For          Management
      Shatohin and Artur Futyma as Directors
5     Elect Three New Directors (Bundled)     For       Against      Management
6     Re-elect Yuriy A. Kosyuk, Charles       For       Against      Management
      Adriaenssen, Victoria B. Kapelyushna,
      John Clifford Rich, and John Grant as
      Directors (Bundled)
7     Amend Articles Re: EU Shareholder       For       For          Management
      Right Directive as Transposed Into
      Luxembourg Law
8     Amend Article 5 Re: Share Capital       For       For          Management
9     Amend Article 6 Re: Form of Shares      For       For          Management
10    Amend Article 14 Re: General Meeting    For       For          Management
      of Shareholders
11    Amend Article 20 Re: Applicable Law     For       For          Management
12    Renumber Articles                       For       For          Management
13    Transact Other Business (Voting)        For       Against      Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer International Bond Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Date:	August 28, 2012

*By:	/s/ Randy Legg
Randy Legg, Attorney in Fact